Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets

Identifiable intangible assets as of December 31, 2024 and 2023 were as follows:

	December 31,
	2024		2023

NCFM: Medical database	$	---	$1,101,538
NCFM: Website		---	41,000

Total intangible assets		---	1,142,538
Less: accumulated amortization		---	(258,690)

Intangible assets, net	$	---	$883,848